Leases (Details) - Schedule of Weighted Average Lease Term and Weighted Average Discount Rate	Dec. 31, 2023	Dec. 31, 2022
Weighted average lease term:
Weighted average lease term Operating leases	2 years 9 months 29 days	2 years 9 months 29 days
Weighted average discount rate:
Weighted average discount rate Operating leases	3.89%	4.28%